Net trading income	12 Months Ended
Dec. 31, 2018
Net trading income
Net trading income

The notes included in this section focus on the results and performance of the Barclays Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page 00.

5 Net trading income

Accounting for net trading income

In accordance with IFRS 9, trading positions are held at fair value, and the resulting gains and losses are included in the income statement, together with interest and dividends arising from long and short positions and funding costs relating to trading activities.

Income arises from both the sale and purchase of trading positions, margins which are achieved through market making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.

Gains or losses on non-trading financial instruments designated or mandatorily at fair value with changes in fair value recognised in the income statement are included in net trading income where the business model is to manage assets and liabilities on a fair value basis which includes use of derivatives or where an instrument is designated at fair value to eliminate an accounting mismatch and the related instrument's gain and losses are reported in trading income.

	2018	2017	2016
	£m	£m	£m
Net gains from financial instruments held for trading	3,292	2,388	2,426
Net gains from financial instruments designated at fair value	267	1,112	377
Net gains from financial instruments mandatorily at fair value	1,007	-	-
Own credit losses[a]	-	-	(35)
Net trading income	4,566	3,500	2,768

Note

a Following the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit on financial liabilities designated at fair value through profit and loss, which was previously reported in income statement, is now recognised in other comprehensive income.